Prepaid expenses	5 Months Ended
Dec. 31, 2020
Xos, Inc. [Member]
Prepaid expenses [Line Items]
Prepaid expenses	Note 10. Prepaid expenses Prepaid expenses consist of insurance premiums that have been paid and are being amortized over the policy year.